Financial instruments (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of carrying values and fair values of financial instruments, by class [Table Text Block]
As at March 31, 2021
	At fair value through profit or loss	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Financial assets	$	$	$	$
Cash and cash equivalents	—	13,972,659	—	13,972,659
Amounts receivable	—	338,715	—	338,715
Loan to Merit Foods	—	2,893,511	—	2,967,704
Total	—	17,204,885	—	17,279,078
Financial liabilities
Accounts payable and accrued liabilities	—	—	1,418,049	1,418,049
Total	—	—	1,418,049	1,418,049

As at March 31, 2020
	At fair value through profit or loss	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Financial assets	$	$	$	$
Cash and cash equivalents	—	15,030,988	—	15,030,988
Amounts receivable	—	332,248	—	332,248
Loan to Merit Foods	—	2,659,830	—	2,659,830
Total	—	18,023,066	—	18,023,066
Financial liabilities
Accounts payable and accrued liabilities	—	—	1,067,251	1,067,251
Accrued interest	—	—	249,310	249,310
Convertible debentures	—	—	6,731,350	6,731,350
Total	—	—	8,047,911	8,047,911

Disclosure of detailed information about currency risk [Table Text Block]
	March 31, 2021	March 31, 2020
U.S. Dollars
Cash and cash equivalents	$27,752	$21,819
Amounts receivable	1,851	2,528
Accounts payable and accrued liabilities	—	(40,556)
Net exposure	$29,603	$(16,209)

Canadian dollar equivalent	$37,226	$(22,996)